14. STATEMENT OF CASH FLOWS' COMPLEMENTARY INFORMATION (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant non-cash transactions from continued operations:
Acquisition of property, plant and equipment through an increase in trade payables	$ (8)	$ (36)	$ (56)
Borrowing costs capitalized in property, plant and equipment	(10)	(17)	(7)
Compensation of loans through the assignment of dividends	12
Decrease in asset retirement obligation provision through property, plant and equipment	(3)	(1)	(34)
Dividends pending collection	20
Constitution of guarantee of derivative financial instruments, net through the delivery of financial assets at fair value through profit or loss	(1)	3	(20)
Cancellation of other credits for capital contributions in associates		(17)
Compensation of investments at amortized cost through the transfer of other credits		(126)
Loan compensation through the transfer of trade receivables		135
Increase of right-of-use assets through an increase in other debts		$ 13